Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2020
($ reported in thousands)
	Par Value	Value
Mortgage-Backed Security—0.3%
Non-Agency—0.3%
LHOME Mortgage Trust 2019-RTL1, A1 144A 4.580%, 10/25/23(1)(2)	$180	$179
Total Mortgage-Backed Security (Identified Cost $180)		179

Corporate Bonds and Notes—90.3%
Communication Services—15.0%
Altice France Holding S.A. 144A 6.000%, 2/15/28(1)	400	378
Altice France S.A. 144A 7.375%, 5/1/26(1)	340	355
CCO Holdings LLC
144A 5.125%, 5/1/27(1)	350	362
144A 4.750%, 3/1/30(1)	325	333
Cincinnati Bell, Inc. 144A 7.000%, 7/15/24(1)	265	270
Clear Channel Worldwide Holdings, Inc.
9.250%, 2/15/24	163	151
144A 5.125%, 8/15/27(1)	100	96
Consolidated Communications, Inc. 6.500%, 10/1/22	340	313
CSC Holdings LLC
144A 7.500%, 4/1/28(1)	200	218
144A 5.750%, 1/15/30(1)	600	627
Diamond Sports Group LLC
144A 5.375%, 8/15/26(1)	105	76
144A 6.625%, 8/15/27(1)	280	150
DISH DBS Corp.
5.875%, 7/15/22	95	97
5.000%, 3/15/23	210	209
7.750%, 7/1/26	160	170
144A 7.375%, 7/1/28(1)	120	119
Frontier Communications Corp. 144A 8.500%, 4/1/26(1)	100	95
iHeartCommunications, Inc. 8.375%, 5/1/27	272	249
Level 3 Financing, Inc.
5.375%, 1/15/24	245	247
144A 4.250%, 7/1/28(1)	75	75
Live Nation Entertainment, Inc.
144A 5.625%, 3/15/26(1)	290	264
144A 4.750%, 10/15/27(1)	105	90
McGraw-Hill Global Education Holdings LLC Senior Unsecured Notes 144A 7.875%, 5/15/24(1)	210	140
Meredith Corp. 6.875%, 2/1/26	330	274
Northwest Fiber LLC 144A 10.750%, 6/1/28(1)	265	276
Outfront Media Capital LLC 144A 6.250%, 6/15/25(1)	265	267
Sirius XM Radio, Inc.
144A 4.625%, 7/15/24(1)	55	56
144A 5.500%, 7/1/29(1)	155	164
Sprint Corp. 7.875%, 9/15/23	770	867
Telesat Canada
144A 4.875%, 6/1/27(1)	130	127
144A 6.500%, 10/15/27(1)	375	369
	Par Value	Value

Communication Services—continued
Twitter, Inc. 144A 3.875%, 12/15/27(1)	$300	$300
Univision Communications, Inc.
144A 5.125%, 2/15/25(1)	325	306
144A 9.500%, 5/1/25(1)	85	90
Virgin Media Finance plc 144A 5.000%, 7/15/30(1)	250	244
		8,424

Consumer Discretionary—15.0%
American Axle & Manufacturing, Inc. 6.500%, 4/1/27	410	398
Aramark Services, Inc. 144A 6.375%, 5/1/25(1)	260	268
Carnival Corp. 144A 11.500%, 4/1/23(1)	55	59
Clarios Global LP 144A 8.500%, 5/15/27(1)	255	256
COLT Merger Sub, Inc.
144A 6.250%, 7/1/25(1)	135	134
144A 8.125%, 7/1/27(1)	105	102
Dana, Inc. 5.375%, 11/15/27	317	315
Diamond Resorts International, Inc. 144A 10.750%, 9/1/24(1)	250	225
Downstream Development Authority of the Quapaw Tribe of Oklahoma 144A 10.500%, 2/15/23(1)	115	97
Eldorado Resorts, Inc. 6.000%, 9/15/26	180	194
Expedia Group, Inc.
144A 6.250%, 5/1/25(1)	260	278
144A 7.000%, 5/1/25(1)	30	31
Ford Motor Co.
9.000%, 4/22/25	108	117
9.625%, 4/22/30	69	82
Ford Motor Credit Co. LLC 5.125%, 6/16/25	285	286
Gateway Casinos & Entertainment Ltd. 144A 8.250%, 3/1/24(1)	315	258
Golden Nugget, Inc.
144A 6.750%, 10/15/24(1)	290	208
144A 8.750%, 10/1/25(1)	145	82
Hanesbrands, Inc. 144A 5.375%, 5/15/25(1)	235	238
International Game Technology plc 144A 6.250%, 1/15/27(1)	200	204
Jaguar Holding Co. II 144A 5.000%, 6/15/28(1)	215	220
Lithia Motors, Inc. 144A 4.625%, 12/15/27(1)	300	297
M/I Homes, Inc. 4.950%, 2/1/28	590	586
Marriott Ownership Resorts, Inc. 144A 6.125%, 9/15/25(1)	170	174
MGM Growth Properties Operating Partnership LP
5.625%, 5/1/24	65	68
5.750%, 2/1/27	155	159
4.500%, 1/15/28	120	117
MGM Resorts International 5.500%, 4/15/27	196	189
See Notes to Schedule of Investments

Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Par Value	Value

Consumer Discretionary—continued
Michaels Stores, Inc. 144A 8.000%, 7/15/27(1)	$95	$83
Neiman Marcus Group Ltd. LLC 144A 8.000%, 10/25/24(1)(3)	332	13
PulteGroup, Inc. 7.875%, 6/15/32	180	230
QVC, Inc. 4.750%, 2/15/27	315	305
Royal Caribbean Cruises Ltd. 144A 9.125%, 6/15/23(1)	80	79
Sands China Ltd. 144A 4.375%, 6/18/30(1)	200	208
Scientific Games International, Inc.
144A 5.000%, 10/15/25(1)	250	231
144A 8.250%, 3/15/26(1)	120	107
144A 7.000%, 5/15/28(1)	160	128
Station Casinos LLC 144A 4.500%, 2/15/28(1)	335	281
Taylor Morrison Communities, Inc. 144A 5.625%, 3/1/24(1)	220	226
TRI Pointe Group, Inc. 5.875%, 6/15/24	345	356
Vista Outdoor, Inc. 5.875%, 10/1/23	185	181
Weekley Homes LLC 6.625%, 8/15/25	305	308
Winnebago Industries, Inc. 144A 6.250%, 7/15/28(1)	95	96
		8,474

Consumer Staples—3.4%
Albertsons Cos., Inc. 144A 4.625%, 1/15/27(1)	585	585
Chobani LLC 144A 7.500%, 4/15/25(1)	315	304
Dole Food Co., Inc. 144A 7.250%, 6/15/25(1)	325	311
H-Food Holdings LLC 144A 8.500%, 6/1/26(1)	270	251
Kronos Acquisition Holdings, Inc. 144A 9.000%, 8/15/23(1)	195	187
Prestige Brands, Inc. 144A 6.375%, 3/1/24(1)	255	263
		1,901

Energy—8.0%
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(1)	285	192
American Midstream Partners LP 144A 9.500%, 12/15/21(1)	175	159
Antero Midstream Partners LP 144A 5.750%, 1/15/28(1)	160	126
Blue Racer Midstream LLC 144A 6.125%, 11/15/22(1)	165	164
BP Capital Markets plc 4.875% (4)(5)	285	294
Callon Petroleum Co. 6.125%, 10/1/24	141	48
Cheniere Energy Partners LP
5.625%, 10/1/26	160	159
144A 4.500%, 10/1/29(1)	440	429
	Par Value	Value

Energy—continued
CITGO Holding, Inc. 144A 9.250%, 8/1/24(1)	$285	$284
CrownRock LP 144A 5.625%, 10/15/25(1)	260	233
CSI Compressco LP 7.250%, 8/15/22(6)	205	107
DCP Midstream Operating LP
5.375%, 7/15/25	70	70
5.625%, 7/15/27	15	15
Denbury Resources, Inc. 144A 9.250%, 3/31/22(1)(3)	178	71
EQM Midstream Partners LP
144A 6.000%, 7/1/25(1)	75	76
144A 6.500%, 7/1/27(1)	90	92
Geopark Ltd. 144A 6.500%, 9/21/24(1)	215	198
MEG Energy Corp. 144A 7.125%, 2/1/27(1)	300	249
Nabors Industries, Inc. 5.750%, 2/1/25	210	85
Occidental Petroleum Corp.
2.700%, 8/15/22	90	84
3.500%, 8/15/29	160	118
Parsley Energy LLC 144A 4.125%, 2/15/28(1)	315	285
Patterson-UTI Energy, Inc. 5.150%, 11/15/29	300	227
Sanchez Energy Corp. 144A 7.250%, 2/15/23(1)(3)(7)	115	1
Targa Resources Partners LP 5.875%, 4/15/26	285	282
Transocean, Inc.
6.800%, 3/15/38	300	86
144A 8.000%, 2/1/27(1)	70	39
USA Compression Partners LP 6.875%, 4/1/26	230	222
Vine Oil & Gas LP 144A 8.750%, 4/15/23(1)	205	123
		4,518

Financials—6.4%
Acrisure LLC
144A 8.125%, 2/15/24(1)	95	99
144A 7.000%, 11/15/25(1)	240	229
AerCap Ireland Capital DAC 6.500%, 7/15/25	190	199
Citadel LP 144A 4.875%, 1/15/27(1)	305	315
ICAHN Enterprises LP
6.375%, 12/15/25	145	144
6.250%, 5/15/26	220	220
5.250%, 5/15/27	265	256
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)	305	244
MSCI, Inc. 144A 4.000%, 11/15/29(1)	314	320
Navient Corp. 5.875%, 10/25/24	185	174
NMI Holdings, Inc. 144A 7.375%, 6/1/25(1)	135	141
Springleaf Finance Corp.
6.875%, 3/15/25	370	380

See Notes to Schedule of Investments

Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Par Value	Value

Financials—continued
7.125%, 3/15/26	$85	$88
5.375%, 11/15/29	45	42
Synovus Financial Corp. 5.900%, 2/7/29	310	303
Voya Financial, Inc. 5.650%, 5/15/53	440	443
		3,597

Health Care—10.4%
Advanz Pharma Corp., Ltd. 8.000%, 9/6/24	41	38
Avantor, Inc.
144A 6.000%, 10/1/24(1)	130	136
144A 9.000%, 10/1/25(1)	380	409
Bausch Health Americas, Inc.
144A 9.250%, 4/1/26(1)	135	147
144A 8.500%, 1/31/27(1)	270	287
Bausch Health Cos., Inc. 144A 7.000%, 1/15/28(1)	190	196
Change Healthcare Holdings LLC 144A 5.750%, 3/1/25(1)	260	257
Community Health Systems, Inc. 144A 6.625%, 2/15/25(1)	280	263
Encompass Health Corp.
4.500%, 2/1/28	260	249
4.750%, 2/1/30	45	43
Endo Dac 144A 9.500%, 7/31/27(1)	50	53
HCA, Inc.
5.375%, 2/1/25	330	354
5.625%, 9/1/28	315	351
LifePoint Health, Inc.
144A 6.750%, 4/15/25(1)	5	5
144A 4.375%, 2/15/27(1)	290	274
Ortho-Clinical Diagnostics, Inc.
144A 7.375%, 6/1/25(1)	140	142
144A 7.250%, 2/1/28(1)	135	137
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(1)	256	263
Select Medical Corp. 144A 6.250%, 8/15/26(1)	440	445
Surgery Center Holdings, Inc.
144A 6.750%, 7/1/25(1)	180	162
144A 10.000%, 4/15/27(1)	130	130
Tenet Healthcare Corp.
8.125%, 4/1/22	85	89
7.000%, 8/1/25	180	176
144A 7.500%, 4/1/25(1)	80	85
144A 4.875%, 1/1/26(1)	180	176
144A 6.250%, 2/1/27(1)	130	129
144A 5.125%, 11/1/27(1)	60	59
Teva Pharmaceutical Finance Netherlands III BV 3.150%, 10/1/26	405	362
West Street Merger Sub, Inc. 144A 6.375%, 9/1/25(1)	470	455
		5,872

Industrials—12.4%
Allied Universal Holdco LLC 144A 6.625%, 7/15/26(1)	380	399
	Par Value	Value

Industrials—continued
American Airlines, Inc. 144A 11.750%, 7/15/25(1)	$285	$268
ASGN, Inc. 144A 4.625%, 5/15/28(1)	300	293
Boeing Co. (The)
5.805%, 5/1/50	231	272
5.930%, 5/1/60	231	273
Bombardier, Inc.
144A 8.750%, 12/1/21(1)	155	126
144A 7.500%, 12/1/24(1)	155	101
144A 7.875%, 4/15/27(1)	70	46
BWX Technologies, Inc. 144A 4.125%, 6/30/28(1)	80	80
Compass Group Diversified Holdings LLC 144A 8.000%, 5/1/26(1)	45	46
Fortress Transportation and Infrastructure Investors LLC
144A 6.750%, 3/15/22(1)	175	168
144A 6.500%, 10/1/25(1)	220	198
Garda World Security Corp. 144A 4.625%, 2/15/27(1)	160	158
GFL Environmental, Inc.
144A 7.000%, 6/1/26(1)	99	103
144A 8.500%, 5/1/27(1)	72	78
Hillenbrand, Inc. 4.500%, 9/15/26	460	462
Howmet Aerospace, Inc. 6.875%, 5/1/25	180	195
Meritor, Inc. 144A 6.250%, 6/1/25(1)	105	106
Mileage Plus Holdings LLC 144A 6.500%, 6/20/27(1)	90	90
Norwegian Air Shuttle ASA Pass-Through Trust 2016-1, A 144A 4.875%, 5/10/28(1)	596	513
Signature Aviation US Holdings, Inc. 144A 4.000%, 3/1/28(1)	595	538
SRS Distribution, Inc. 144A 8.250%, 7/1/26(1)	290	294
Standard Industries, Inc. 144A 4.375%, 7/15/30(1)	570	564
Titan Acquisition Ltd. 144A 7.750%, 4/15/26(1)	210	199
TransDigm, Inc.
5.500%, 11/15/27	450	393
144A 6.250%, 3/15/26(1)	280	280
Uber Technologies, Inc. 144A 7.500%, 5/15/25(1)	210	212
Vertical Holdco GMBH 144A 7.625%, 7/15/28(1)	200	200
WESCO Distribution, Inc.
144A 7.125%, 6/15/25(1)	60	63
144A 7.250%, 6/15/28(1)	265	279
		6,997

Information Technology—3.5%
Banff Merger Sub, Inc. 144A 9.750%, 9/1/26(1)	170	171
Dun & Bradstreet Corp. (The) 144A 10.250%, 2/15/27(1)	140	155
Exela Intermediate LLC 144A 10.000%, 7/15/23(1)(6)	110	27

See Notes to Schedule of Investments

Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Par Value	Value

Information Technology—continued
Gartner, Inc. 144A 4.500%, 7/1/28(1)	$115	$116
Microchip Technology, Inc. 144A 4.250%, 9/1/25(1)	280	282
Open Text Holdings, Inc. 144A 4.125%, 2/15/30(1)	305	300
Radiate Holdco LLC 144A 6.625%, 2/15/25(1)	240	239
SS&C Technologies, Inc. 144A 5.500%, 9/30/27(1)	300	306
Tempo Acquisition LLC 144A 5.750%, 6/1/25(1)	95	97
ViaSat, Inc. 144A 5.625%, 9/15/25(1)	305	292
		1,985

Materials—11.1%
ARD Finance S.A. PIK Interest Capitalization, 144A 6.500%, 6/30/27(1)(8)	595	589
Atotech Alpha 3 B.V. 144A 6.250%, 2/1/25(1)	280	276
Calumet Specialty Products Partners LP 7.625%, 1/15/22	160	153
Cleveland-Cliffs, Inc.
144A 6.750%, 3/15/26(1)	85	82
144A 7.000%, 3/15/27(1)	170	127
Greif, Inc. 144A 6.500%, 3/1/27(1)	195	198
Hecla Mining Co. 7.250%, 2/15/28	305	310
Illuminate Buyer LLC 144A 9.000%, 7/1/28(1)	90	94
INEOS Group Holdings S.A. 144A 5.625%, 8/1/24(1)	315	305
Kaiser Aluminum Corp.
144A 6.500%, 5/1/25(1)	45	47
144A 4.625%, 3/1/28(1)	305	292
Kraton Polymers LLC 144A 7.000%, 4/15/25(1)	262	263
Mauser Packaging Solutions Holding Co. 144A 7.250%, 4/15/25(1)	460	417
Novelis Corp. 144A 4.750%, 1/30/30(1)	300	286
Olin Corp. 5.625%, 8/1/29	320	294
Reynolds Group Issuer, Inc.
144A 7.000%, 7/15/24(1)	165	165
RegS 7.000%, 7/15/24(9)	125	125
Schweitzer-Mauduit International, Inc. 144A 6.875%, 10/1/26(1)	250	256
Scotts Miracle-Gro Co. (The) 4.500%, 10/15/29	355	365
Teck Resources Ltd. 6.125%, 10/1/35	265	300
TPC Group, Inc. 144A 10.500%, 8/1/24(1)	270	242
Trident TPI Holdings, Inc.
144A 9.250%, 8/1/24(1)	150	154
144A 6.625%, 11/1/25(1)	265	252
Tronox, Inc. 144A 6.500%, 5/1/25(1)	255	256
	Par Value	Value

Materials—continued
United States Steel Corp.
6.250%, 3/15/26	$235	$149
144A 12.000%, 6/1/25(1)	270	277
		6,274

Real Estate—2.9%
ESH Hospitality, Inc. 144A 4.625%, 10/1/27(1)	640	602
Iron Mountain, Inc. 144A 4.875%, 9/15/29(1)	315	306
iStar, Inc. 4.250%, 8/1/25	290	262
Service Properties Trust 7.500%, 9/15/25	170	178
Uniti Group, Inc. 144A 7.125%, 12/15/24(1)	300	275
		1,623

Utilities—2.2%
DPL, Inc. 4.350%, 4/15/29	475	481
Ferrellgas Partners LP 8.625%, 6/15/20(3)	140	35
PG&E Corp. 5.250%, 7/1/30	145	146
Suburban Propane Partners LP 5.500%, 6/1/24	145	143
Talen Energy Supply LLC 144A 6.625%, 1/15/28(1)	205	201
TerraForm Power Operating LLC 144A 5.000%, 1/31/28(1)	240	251
Texas Competitive Electric Holdings Co. 144A 11.500%, 10/1/20(1)(7)	500	—
		1,257

Total Corporate Bonds and Notes (Identified Cost $53,343)		50,922

Leveraged Loans(2)—5.9%
Aerospace—0.2%
DynCorp International, Inc. Tranche B, First Lien (1 month LIBOR + 6.000%) 6.194%, 8/18/25	92	87
Consumer Non-Durables—0.9%
American Greetings Corp. (1 month LIBOR + 4.500%) 5.500%, 4/6/24	89	82
Diamond (BC) B.V. (3 month LIBOR + 3.000%) 3.760%, 9/6/24	185	170
Kronos Acquisition Holdings, Inc. Tranche B-3 (2 month LIBOR + 4.000%) 5.000%, 5/15/23	128	121
Parfums Holding Co., Inc. First Lien (3 month LIBOR + 4.250%) 5.250%, 6/30/24	168	155
		528

See Notes to Schedule of Investments

Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Par Value	Value

Energy—0.6%
California Resources Corp.
2016 (3 month LIBOR + 10.375%) 0.000%, 12/31/21(3)	$155	$7
2017 0.000%, 12/31/22(3)	55	19
CITGO Petroleum Corp. 2019, Tranche B (3 month LIBOR + 5.000%) 6.000%, 3/27/24	86	82
Fieldwood Energy LLC First Lien (3 month LIBOR + 5.250%) 6.250%, 4/11/22(6)	245	45
Traverse Midstream Partners LLC (1 month LIBOR + 4.000%) 5.000%, 9/27/24	204	169
		322

Financial—0.2%
Asurion LLC Tranche B-2, Second Lien (1 month LIBOR + 6.500%) 6.678%, 8/4/25	128	127
Food / Tobacco—0.2%
Milk Specialties Co. (1 month LIBOR + 4.000%) 5.000%, 8/16/23	142	133
Forest Prod / Containers—0.3%
Klockner Pentaplast of America, Inc. (3 month LIBOR + 4.250%) 5.250%, 6/30/22	203	189
Gaming / Leisure—0.3%
Playa Resorts Holding B.V. (1 month LIBOR + 2.750%) 0.000%, 4/29/24(10)	185	155
Healthcare—1.2%
Envision Healthcare Corp. (1 month LIBOR + 3.750%) 3.928%, 10/10/25	134	88
One Call Corp. First Lien (3 month LIBOR + 5.250%) 6.250%, 11/27/22	495	424
Viant Medical Holdings, Inc. First Lien (1 month LIBOR + 3.750%) 3.928%, 7/2/25	159	140
		652

Information Technology—0.2%
Kronos, Inc. Second Lien (1 month LIBOR + 8.250%) 9.250%, 11/1/24	78	78
Ultimate Software Group, Inc. (The) Second Lien (3 month LIBOR + 6.750%) 0.000%, 5/3/27(10)	15	15
		93

Manufacturing—0.4%
U.S. Farathane LLC Tranche B-4 (3 month LIBOR + 3.500%) 4.500%, 12/23/21	306	228
	Par Value	Value

Media / Telecom - Cable/Wireless Video—0.4%
Intelsat Jackson Holdings S.A.
(3 month LIBOR + 4.550%) 5.050%, 7/14/21	$14	$15
(3 month LIBOR + 4.550%) 5.050%, 7/14/21(11)	15	15
Tranche B-5 8.625%, 1/2/24(6)	186	185
		215

Service—0.6%
Carlisle Food Service Products, Inc. First Lien (1 month LIBOR + 3.000%) 4.000%, 3/20/25	79	73
Dun & Bradstreet Corp. (The) Tranche B (1 month LIBOR + 4.000%) 4.184%, 2/6/26	150	146
TKC Holdings, Inc. First Lien (3 month LIBOR + 3.750%) 4.750%, 2/1/23	153	143
		362

Transportation - Automotive—0.4%
Cooper-Standard Automotive, Inc. Tranche B-1 (1 month LIBOR + 2.000%) 2.750%, 11/2/23	257	207
Total Leveraged Loans (Identified Cost $3,939)		3,298

	Shares
Preferred Stocks—0.8%
Financials—0.8%
Citigroup, Inc. Series T, 6.250%(12)	190(13)	202
JPMorgan Chase & Co. Series HH, 4.600%	259(13)	231
		433

Total Preferred Stocks (Identified Cost $451)		433

Common Stocks—0.0%
Communication Services—0.0%
Clear Channel Outdoor Holdings, Inc.(14)	7,282	7
Energy—0.0%
Frontera Energy Corp.	1,088	3
Total Common Stocks (Identified Cost $54)		10

See Notes to Schedule of Investments

Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Shares	Value

Rights—0.0%
Utilities—0.0%
Vistra Energy Corp.(7)(14)	8,563	$7
Total Rights (Identified Cost $7)		7

Warrant—0.0%
Communication Services—0.0%
iHeartMedia, Inc.(7)	3,097	27
Total Warrant (Identified Cost $54)		27

Total Long-Term Investments—97.3% (Identified Cost $58,028)		54,876

TOTAL INVESTMENTS—97.3% (Identified Cost $58,028)		$54,876
Other assets and liabilities, net—2.7%		1,513
NET ASSETS—100.0%		$56,389

Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LP	Limited Partnership
PIK	Payment-in-Kind Security

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, these securities amounted to a value of $34,389 or 61.0% of net assets.
(2)	Variable rate security. Rate disclosed is as of June 30, 2020. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(4)	Interest payments may be deferred.
(5)	No contractual maturity date.
(6)	Security in default, interest payments are being received during the bankruptcy proceedings.
(7)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(8)	100% of the income received was in cash.
(9)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(10)	This loan will settle after June 30, 2020, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(11)	Represents unfunded portion of security and commitment fee earned on this portion.
(12)	Interest may be forfeited.
(13)	Value shown as par value.
(14)	Non-income producing.

Country Weightings†
United States	86%
Canada	4
Luxembourg	4
Netherlands	3
United Kingdom	1
Norway	1
France	1
Total	100%
† % of total investments as of June 30, 2020.

See Notes to Schedule of Investments

Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of June 30, 2020, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$50,922	$—	$50,921	$1(1)
Leveraged Loans	3,298	—	3,298	—
Mortgage-Backed Security	179	—	179	—
Equity Securities:
Common Stocks	10	10	—	—
Preferred Stocks	433	—	433	—
Rights	7	—	—	7
Warrant	27	—	—	27
Total Investments	$54,876	$10	$54,831	$35

(1)	Includes internally fair valued security.
Securities held by the Fund with an end of period value of $1 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Securities held by the Fund with an end of period value of $179 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended June 30, 2020.
See Notes to Schedule of Investments

NEWFLEET HIGH YIELD FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2020
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund’s fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.